Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets, Net

Other current assets consist of the following:

	As of December 31,	As of June 30,
	2024	2025
		(unaudited)
Receivable from a third party	$15	$14
Receivable from disposal of subsidiaries (i)	4,096	—
	$4,111	$14
(i)	On August 31, 2024, the Company resolved to dispose One World, Global Travel and its subsidiaries to a third party (the ‘Transferee”) for exchange of $1 due to loss of control. For the internal transactions between the Company and its subsidiaries in the amount of $4,096, the Transferee shall pay to the Company the total sum of $4,096, or its equivalent in any for (including cash, funds, or goods). The Company received the full repayment in USDT from the Transferee in April 2025.